RECEIVABLES	12 Months Ended
Aug. 31, 2013
Receivables [Abstract]
RECEIVABLES
RECEIVABLES
The following table displays a roll forward of the allowance for doubtful trade receivables for fiscal years 2011, 2012 and 2013.

(Dollars in millions)
Balance Aug. 31, 2010	$143
Deductions — credited against expense	(8)
Other(1)	(37)
Balance Aug. 31, 2011	$98
Additions — charged to expense	14
Other(1)	(48)
Balance Aug. 31, 2012	$64
Additions — charged to expense	32
Other(1)	(28)
Balance Aug. 31, 2013	$68

(1)	Includes reclassifications to long-term, write-offs, recoveries and foreign currency translation adjustments.
Effective with the second quarter of 2011, the company adopted the amended guidance in the Receivables topic of the ASC which requires greater transparency about a company’s allowance for credit losses and the credit quality of its financing receivables. The company has financing receivables that represent long-term customer receivable balances related to past due accounts which are not expected to be collected within the current year. The long-term customer receivables were $112 million and $156 million with a corresponding allowance for credit losses on these receivables of $104 million and $141 million, as of Aug. 31, 2013, and Aug. 31, 2012, respectively. These long-term customer receivable balances and the corresponding allowance are included in long-term receivables, net on the Statements of Consolidated Financial Position. For these long-term customer receivables, interest is no longer accrued when the receivable is determined to be delinquent and classified as long-term based on estimated timing of collection.
The following table displays a roll forward of the allowance for credit losses related to long-term customer receivables for fiscal years 2011, 2012 and 2013.

(Dollars in millions)
Balance Aug. 31, 2010	$226
Incremental Provision	20
Recoveries	(9)
Other(1)	(24)
Balance Aug. 31, 2011	$213
Incremental Provision	3
Recoveries	(14)
Write-Offs	(54)
Other(2)	(7)
Balance Aug. 31, 2012	$141
Incremental Provision	7
Recoveries	(1)
Write-Offs	(47)
Other(2)	4
Balance Aug. 31, 2013	$104

(1)	Includes reclassifications from the allowance for current receivables, write-offs and foreign currency translation adjustments.

(2)	Includes reclassifications from the allowance for current receivables and foreign currency translation adjustments.
In addition, the company has long-term contractual receivables. These receivables are collected at fixed and determinable dates in accordance with the customer long-term agreement. The long-term contractual receivables were $229 million and $361 million, as of Aug. 31, 2013, and Aug. 31, 2012, respectively, and did not have any allowance recorded related to these balances. These receivables are included in long-term receivables, net on the Statements of Consolidated Financial Position. There are no balances related to these long-term contractual receivables that are past due. These receivables are outstanding with large, reputable companies who have been timely with scheduled payments thus far and are considered to be fully collectible. These receivables were first recorded at their then net present value of future cash flows. Interest accretion is recorded within interest income in the Statements of Consolidated Operations to bring the receivables to the full realizable payment amount.
On an ongoing basis, the company evaluates credit quality of its financing receivables utilizing aging of receivables, collection experience and write-offs, as well as evaluating existing economic conditions, to determine if an allowance is necessary.